LOAN FROM THIRD PARTIES	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
LOAN FROM THIRD PARTIES

NOTE 6 – LOAN FROM THIRD PARTIES

As of December 31,2025 and 2024, the Company had entered into three loan agreements with third party amounted to $3,149,728 and $105,252, was non-trade in nature and unsecured, used for working capital during the Company’s normal course of business. Such loan was 3% per annum interest rate bearing and due after year 2027.